SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation

a.      Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Monday.com and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

b.      Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include share-based compensation to employees including the determination of the fair value of the Company’s ordinary shares prior to its IPO. The Company bases its estimates on historical experience and on assumptions that management considers to be reasonable. The Company assesses these estimates on a regular basis; however, actual results could differ from these estimates.

The worldwide spread of the coronavirus (“COVID-19”) pandemic has created and may continue to create a significant uncertainty in macroeconomic conditions, and global slowdown in the economy and which is likely to decrease demand for a broad variety of goods and services, while also disrupting sales channels and marketing activities for an unknown period of time until the disease is contained. The extent to which COVID-19 may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities. These estimates may change, as new events occur and additional information is obtained, which will be recognized in the consolidated financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s consolidated financial statements.

Foreign Currency Translation and Transactions

c.      Foreign Currency Translation and Transactions

The Company's management has determined that the United States dollar is the currency in the primary economic environment in which Monday.com and its subsidiaries operates. Thus, the Company reports its consolidated results in United States dollars. Transactions and balances that are denominated in other currencies have been remeasured into United States dollars in accordance with principles set forth in ASC 830, Foreign currency matters. Monetary assets and liabilities denominated in the local currency are remeasured into United States dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are measured at historical rates. All exchange gains and losses from the remeasurement measured above are reflected at the consolidated statement of operations as financial expenses or income, as appropriate.

Cash and Cash Equivalents

d.      Cash and Cash Equivalents

The Company classifies all highly liquid investments with maturities of three months or less at the date of purchase as cash equivalents. Cash equivalents consist of bank deposits. Cash equivalents are carried at cost, which approximates their fair market value.

Short-term deposits	e. Short-term deposits Deposits with maturities of more than three months but less than one year are classified as short term deposits. Such deposits are presented at their cost.
Accounts Receivable

f.       Accounts Receivable

Accounts receivable are recorded at the invoiced amount, are unsecured and do not bear interest. Accounts receivable are stated at their net realizable value, net of allowances. The allowance for doubtful accounts is based on the Company’s periodic assessment of the collectability of the accounts based on a combination of factors including the payment terms of each account, its age, the collection history of each customer, and the customer’s financial condition. Doubtful accounts expense for the years ended December 31, 2021 and 2020 was $594 and $264 respectively. The Company wrote off bad debts in the amount of $609 during 2021. No bad debts were written off in 2020.

Property and Equipment, Net

g.      Property and Equipment, Net

Property and equipment, net is stated at cost, less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets (see Note 2i). Expenditures for maintenance and repairs are expensed as incurred. Disposals are removed at cost less accumulated depreciation and any gain or loss from disposition is reflected in the consolidated statement of operations in the period of disposition.

Internal Use Software Development Costs

h.      Internal Use Software Development Costs

The Company capitalizes certain internal software development costs related to its cloud-based platform or to backoffice operating systems. The costs consist of personnel costs incurred during the application development stage. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function.

Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all significant testing. Costs related to preliminary project activities and post implementation operating activities are expensed as incurred.

Capitalized software development costs are included in property and equipment (see Note 4( and are amortized over the estimated useful life of the software, on a straight-line basis, which represents the manner in which the expected benefit will be derived. Amortization expenses are included in cost of revenue in the consolidated statement of operations. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Amortization and Impairment of Long-Lived Assets

i.       Amortization and Impairment of Long-Lived Assets:

Long-lived assets with definite lives consist of property and equipment. Long-lived assets are amortized over their estimated useful lives which are as follows:

Years

Computers, software and electronic equipment	3-5
Office furniture and equipment	10-14
Capitalized internal software development costs	3
Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

The Company reviews its long-lived assets for impairment whenever events or circumstances have occurred that indicate that the estimated useful lives of the long-lived assets may warrant revision or that the carrying value of these assets may be impaired. To compute whether assets have been impaired, the estimated undiscounted future cash flows of the assets or asset group are compared to the carrying value.  If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized based on the amount in which the carrying amount exceeds the fair value of the asset or asset group, based on discounted cash flows. There were no events or circumstances that required the Company's long-lived assets to be tested for impairment during any of the periods presented.

Leases

j.       Leases

The Company classifies leases in accordance with ASC 840 at their inception as either capital or operating leases. A lease that transfers substantially all the risks and rewards incidental to ownership of the leased asset to the Company is classified as a capital lease.

For capital leases, at the commencement of the lease term, the leased asset is measured at the lower of fair value or the present value of the minimum lease payments. The leased asset is depreciated over the shorter of its useful life and the lease term.

For operating leases that contain renewals, or other lease incentives, the Company recognizes the rent expense on a straight-line basis over the term of the lease. Additionally, incentives received are treated as a reduction of costs over the term of the agreement. The Company records the difference between the rent paid and the straight-line rent expense as a deferred rent liability within accrued expenses and other current liabilities and other long-term liabilities in the consolidated balance sheet.

Employee Related Obligations

k.      Employee Related Obligations

According to the Israeli Severance Pay Law, 1963 ("Severance Pay Law"), employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. Therefore, the Company does not recognize a liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet. Severance expenses for the years ended December 31, 2021, 2020 and 2019, amounted to $4,608, $2,721 and $1,349, respectively.

The Company's U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The expenses recorded by the U.S. subsidiary for employer’s contributions were $915, $529, and $165 for the years ended December 31, 2021, 2020 and 2019, respectively.

Contingent Liabilities

l.       Contingent Liabilities

The Company accounts for its contingent liabilities in accordance with Accounting Standards Codification (ASC) Topic 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Revenue Recognition
m.     Revenue Recognition

The Company generates revenue from the sale of subscriptions to customers to access its cloud-based Work OS platform. The terms of the Company’s subscription agreements are primarily monthly or annual, and a large portion of the arrangements are paid in full up-front at the outset of the arrangement. Customers may not take possession over the software and instead are granted continuous access to the platform over the contractual period and therefore the arrangements are accounted for as service contracts.

The Company’s contracts generally include fixed number of users and fixed price per user. Revenue for these arrangements is recognized ratably over the contract term.

The Company’s subscription contracts are generally non-cancelable except for contracts with first-time customers whereby the contract terms provide rights to cancel the contract in the first 30 days for pro-rated refund for unutilized days. Historically, refunds have not been material and can be reasonably estimated, and therefore no provision for refunds was recorded to date.

The Company's revenue recognition accounting policy prior to January 1, 2020 (the adoption date of ASC Topic 606, Revenue from Contracts with Customers (herein: “the new revenue standard” or “ASC 606”):

The Company recognizes revenue in accordance with ASC Topic 605, Revenue recognition (“ASC 605”), when all of the following four basic criteria are met: (i) persuasive evidence of an arrangement exists; (ii) services have been rendered; (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured. In applying the foregoing criteria, the Company recognizes revenue ratably throughout the service period, beginning on the date the access to the Company’s platform is provided, as no implementation work is required, and subject to satisfying these criteria. The Company assesses collectability based on several factors, such as collection history and creditworthiness of the customer.

The Company's revenue recognition accounting policy from January 1, 2020, following the adoption of the new revenue standard:

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services. The Company determines revenue recognition through the following steps:

1.   Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of the contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance.

The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

2.   Identification of the performance obligations in the contract

Performance obligations committed in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations generally consist of access to the cloud-based platform and related support services which is considered one performance obligation. The customers do not have the ability to take possession of the software, and through access to the platform the Company provides a series of distinct software-based services that are satisfied over the term of the subscription.

3.   Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Payment terms are generally upfront at the time of the transaction, except for enterprise customers which are generally net 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. The Company’s policy is to exclude sales and other indirect taxes when measuring the transaction price.

4.   Allocation of the transaction price to the performance obligations in the contract

The Company’s contracts contain a single performance obligation. Therefore, the entire transaction price is allocated to the single performance obligation.

5.   Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized ratably over the term of the subscription agreement generally beginning on the date that the platform is made available to a customer.

The Company records contract liabilities when cash payments are received in advance of performance to deferred revenue or to customer advances in case of refund rights.

The Company recognized $70,719, and $40,981 of revenue during the year ended December 31, 2021 and 2020, respectively, from deferred revenue balances as of January 1, 2021 and 2020, respectively.

The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. Similarly, the Company does not disclose the value of unsatisfied performance obligations since the original expected duration of the contracts is one year or less.

Cost of Revenue

n.      Cost of Revenue

Cost of revenue primarily consists of costs related to providing subscription services to paying customers, including hosting costs, personnel-related expenses of customer support including share-based compensation, subcontractors costs, merchant and credit-cards processing fees, amortization of capitalized software development costs and allocated overhead costs.

Research and Development Costs

o.      Research and Development Costs

Research and development costs are expensed as incurred unless these costs qualify for capitalization as internal-use software development costs. Research and development expenses consist primarily of personnel-related expenses, including share-based compensation and allocated overhead costs.

Sales and Marketing

p.      Sales and Marketing

Sales and marketing expenses are primarily comprised of costs of the Company’s marketing personnel including share-based compensation, online marketing expenses and other advertising costs, partners’ commissions and allocated overhead costs. Sales and marketing expenses are expensed as incurred. Advertising costs amounted to $143,472, $129,101 and $98,423, in the years ended December 31, 2021, 2020 and 2019,  respectively.

General and Administrative

q.      General and Administrative

General and administrative expenses primarily consist of costs of the Company’s executive, finance, legal and other administrative personnel including share-based compensation, professional service fees, and allocated overhead costs.

Accounting for Share-Based Compensation

r.       Accounting for Share-Based Compensation:

The Company accounts for share-based compensation under ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, non-employee consultants, and directors. The Company calculates the fair value of share options on the date of grant using the Black-Scholes option-pricing model, whereas the fair value of restricted share units is based on the closing market value of the underlying shares at the date of grant, and the expense is recognized over the requisite service period of each individual grant using the graded vesting attribution method. Forfeitures are accounted for as they occur.

The Black-Scholes option-pricing model requires the Company to make several assumptions, including the value of the Company's ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of share options.

Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies. The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term. The Company has not paid dividends and has no foreseeable plans to pay dividends. The assumptions used to determine the fair value of the share-based awards are management’s best estimates and involve inherent uncertainties and the application of judgment.

Commencing June 10, 2021, the ordinary shares of the Company are publicly traded. Prior to the Initial Public Offerring (“IPO”), the fair value of ordinary shares underlying the options has historically been determined by management with the assistance of a third-party valuation firm and approved by the Company's board of directors.

The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Year ended December 31,
	2021	2020	2019

Risk-free interest rate	0.68%-1.15%	0.3%-0.58%	2.12%-2.75%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5-8	5-8	5-8
Expected volatility	49%-50%	47%-48%	43%-45%

We also award restricted share units, or RSUs, to certain of our employees, officers and directors. These awards are settled in shares and are accounted for based on the fair market value of the shares at the time of grant.

Income Taxes

s.       Income Taxes:

The Company accounts for income taxes in accordance with ASC Topic 740 (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized. As of December 31, 2021 and 2020, the Company recorded a full valuation allowance against its deferred tax assets.

The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2021 and 2020, no liability for unrecognized tax benefits was recorded due to immateriality.

Net Loss Per Share Attributable to Ordinary Shareholders

t.       Net Loss Per Share Attributable to Ordinary Shareholders

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury shares method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share since the effects of potentially dilutive shares of ordinary shares are anti-dilutive in all periods presented. The potentially dilutive options to purchase ordinary shares and RSUs that were excluded from the computation amounted to 6,302,344, 5,909,263, and 4,684,239, for the years ended December 31, 2021,  2020 and 2019, respectively, because including them would have been anti-dilutive. The Company’s Convertible preferred shares were also excluded from the computation and amounted to 26,440,239 shares for each of the years ended December 31, 2020 and 2019.

Basic and diluted net loss per share was presented in conformity with the two-class method for participating securities prior to the Company’s IPO for the years ended December 31, 2020 and 2019. The Founder’s share is not a participating security and therefore excluded from the net loss per share. See Note 12c.

The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

The Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

Concentration of Credit Risks

u.     Concentration of Credit Risks

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits and accounts receivable.

For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents with financial institutions with high-quality credit ratings in the United States and Israel and has not experienced any losses in such accounts.

For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the accompanying consolidated balance sheets. For each of the years ended December 31, 2021 and 2020, there were no individual customers that accounted for 10% or more of the Company’s revenues. The Company's accounts receivable are geographically diversified and derived primarily from sales in the United States and EMEA. To manage accounts receivable risk, the Company evaluates the credit worthiness of its customers and maintains allowances for potential credit losses.

The Company has not historically experienced any material credit losses related to individual customers or groups of customers in any specific area or industry.

Segment Information

v.      Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision makers are its two Co-Chief Executive Officers (“Co-CEO”), who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. For information regarding the Company’s long-lived assets and revenue by geographic area, see Note 15.

Fair Value measurements

w.      Fair Value measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of cash equivalents, accounts receivable, accounts payable, and accrued expenses, are stated at their carrying value, which approximates fair value due to the short maturities of these instruments.

Derivative Financial Instruments

x.      Derivative Financial Instruments

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging.” The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s primary objective for holding derivative instruments is to reduce its exposure to foreign currency rate changes. The Company reduces its exposure by entering into forward foreign exchange contracts and option contracts with respect to operating expenses that are forecasted to be incurred in currencies other than the U.S. dollar. A majority of the Company’s revenues and operating expenditures are transacted in U.S. dollars. However, certain operating expenditures are incurred in or exposed to other currencies, primarily the New Israeli Shekel (“NIS”). See Note 6.

The Company has established forecasted transaction currency risk management programs to protect against fluctuations in fair value and the volatility of future cash flows caused by changes in exchange rates. The Company’s currency risk management program includes foreign exchange contracts designated as cash flow hedges. These foreign exchange contracts generally mature within 12 months.

In addition, the Company enters into swaps, options and forward contracts to hedge a portion of its monetary items in the balance sheet, such as cash and cash equivalents balances, denominated in British Pound, Australian dollar and Euro for short-term periods. The purpose of these contracts is to protect the fair value of the monetary assets from foreign exchange rate fluctuations. Gains and losses from derivatives related to these contracts are not designated as hedging instruments. The Company does not enter into derivative financial instruments for trading or speculative purposes.

Accounting Pronouncements Not Yet Effective

y.       Accounting Pronouncements Not Yet Effective:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which would require lessees to include all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their statements of operations in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (ASC 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance is effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application.  The standard provides a number of optional practical expedients in transition. The Company is electing the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

The Company expects the adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU assets and lease liabilities of approximately $58,000 to $68,000 at January 1, 2022. The most significant impact from recognition of ROU assets and lease liabilities relates to its office space. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of operations since the expense recognition under this new standard will be similar to current practice.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for the Company beginning January 1, 2022. Early adoption is permitted. ASU 2019-12 is not expected to have a material impact on the Company’s consolidated financial statements.